Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2014
Note 9 - Leases (Tables) [Line Items]
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Head office*	¥1,472,311	¥666,480	$6,472
Sales and subsidiaries offices	543,181	554,610	5,386
Others	35,957	43,445	422

Total refundable guarantee deposits	¥2,051,449	¥1,264,535	$12,280

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2015	¥1,914	¥2,100,021	¥3,895,597	$19	$20,393	$37,828
2016		2,792,711	2,721,272		27,119	26,425
2017		2,796,420	1,442,649		27,155	14,009
2018		544,892	446,161		5,291	4,333
2019		47,999	113,880		466	1,106
2020 and thereafter		83,002			806

Total minimum lease payments	¥1,914	¥8,365,045	8,619,559	$19	$81,230	83,701

Less amounts representing interest			263,211			2,556

Present value of net minimum capital lease payments			8,356,348			81,145
Less current portion			3,753,026			36,444

Noncurrent portion			¥4,603,322			$44,701

Sale-Type Leases [Member]
Note 9 - Leases (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Year ending March 31:
2015		¥673,758	$6,543
2016		537,130	5,216
2017		153,049	1,486
2018		69,177	672
2019		1,701	16

Total minimum lease payments to be received*	¥1,405,258	¥1,434,815	$13,933
Estimated residual value of leased property (unguaranteed)	-	-	-
Less unearned income	30,400	22,364	217
Net investment in sales-type leases	1,374,858	1,412,451	13,716
Less current portion	476,818	659,677	6,406
Non-current net investment in sales-type leases	¥898,040	¥752,774	$7,310